ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of detailed information about accounts receivables [Table Text Block]
	As at
	December 31,	December 31,
	2023	2022
Royalty, derivative royalty, and stream receivables	$2,482	$1,190
GST and other recoverable taxes	325	302
Other receivables	4	14
Total accounts receivable	$2,811	$1,506